PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2011	2012
Computer hardware	$91,918	$109,734
Equipment	2,688	2,703
Furniture and fixtures	6,764	9,134
Leasehold improvements	23,357	30,203
Construction in-progress	18,292	10,064
Capitalized software	101,973	139,697

	244,992	301,535
Accumulated depreciation and amortization	(144,890)	(183,022)

Property and equipment, net	$100,102	$118,513